Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,964,000
Previously Paid Amount	0.00
Total Fee Amount	2,066.53
Total Offset Amount	0.00
Net Fee	2,066.53
Narrative - Max Aggregate Offering Price	$ 14,964,000
Final Prospectus	true